Operating lease obligation (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Operating Lease Obligation
Rent expenses, short term lease	$ 7,000	$ 9,000	$ 6,000	$ 21,000
Rental expenses, operating leases	$ 62,000	$ 80,000	$ 60,000	$ 50,000